Consolidated Statements of Cash Flows (USD $)	8 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net Income	$ 3,744,904	$ 4,791,282
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	31,873	141,840
Provision for bad debts	58,892	0
Changes in fair value of warrants liability	0	(15,437)
Changes in current assets and current liabilities:
Accounts receivable	(3,508,116)	(4,634,663)
Advance payments	(3,105,830)	(5,793,762)
Other current assets	(66,598)	(608,062)
Accounts payable and accrued expenses	2,160,069	2,461,685
Advance from customers	559,539	2,397,785
Income taxes payable	1,261,591	1,600,671
Other taxes payable	19,512	(150)
Other current liabilities	191,056	(55,022)
Total Adjustments	(2,398,012)	(4,505,115)
Net cash provided by operating activities	1,346,892	286,167
Cash flows from investing activities:
Acquisition of property and equipment	(17,611)	(14,121)
Due from unrelated parties	74,286	63,197
Due from shareholders	(272,347)	124,112
Net cash provided by (used in) investing activities	(215,672)	173,189
Cash flows from financing activities:
Proceeds from issuance of securities	0	615,000
Additional paid in capital - capital contribution from shareholders	0	455,841
Proceeds from short-term bank loan	294,200	0
Net cash provided by financing activities	294,200	1,070,841
Effect of foreign currency translation on cash	34,482	48,343
Net increase in cash and cash equivalents	1,459,902	1,578,541
Cash and cash equivalents - beginning		797,093
Cash and cash equivalents - ending	1,915,368	2,375,633
Supplemental schedule of non cash activities:
Capital lease payment made by a shareholder on behalf of the Company	0	15,740
Supplemental disclosure information:
Cash paid for interest	2,043	14,053
Cash paid for income taxes	$ 0	$ 0